                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/05

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pace Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2005.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
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Performance Summary as of 6/30/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lipper Growth Fund Index, and the Russell 1000 Growth Index from 6/30/95 through 6/30/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                  VAN KAMPEN PACE FUND      RUSSELL 1000 GROWTH INDEX   LIPPER GROWTH FUND INDEX
                                                  --------------------      -------------------------   ------------------------
6/95                                                       9424                       10000                       10000
                                                          10300                       10908                       10909
12/95                                                     10544                       11404                       11175
                                                          11201                       12017                       11678
                                                          11354                       12781                       12065
                                                          11754                       13241                       12414
12/96                                                     12712                       14041                       13134
                                                          12744                       14117                       13085
                                                          14767                       16786                       15152
                                                          16630                       18048                       16705
12/97                                                     16553                       18323                       16816
                                                          18949                       21099                       18898
                                                          19180                       22057                       19435
                                                          16758                       20054                       17217
12/98                                                     20192                       25416                       21136
                                                          20516                       27033                       22209
                                                          21799                       28073                       23650
                                                          20319                       27046                       22425
12/99                                                     22988                       33848                       27046
                                                          23354                       36258                       29015
                                                          22672                       35279                       27806
                                                          22290                       33381                       27435
12/00                                                     20125                       26254                       24103
                                                          16815                       20767                       20144
                                                          17859                       22516                       21552
                                                          15417                       18145                       17398
12/01                                                     16871                       20893                       19770
                                                          16658                       20351                       19347
                                                          14364                       16552                       16629
                                                          11822                       14061                       14034
12/02                                                     12582                       15066                       14985
                                                          12333                       14905                       14653
                                                          13919                       17038                       16850
                                                          14169                       17704                       17354
12/03                                                     15295                       19547                       19217
                                                          15366                       19699                       19550
                                                          15634                       20082                       19775
                                                          14866                       19033                       19089
12/04                                                     16362                       20779                       20993
                                                          15448                       19929                       20312
6/05                                                      16362                       20419                       20806

                               A SHARES                B SHARES                C SHARES
                            since 7/22/69           since 1/10/92           since 8/27/93
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   5.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            10.44%      10.26%      5.92%       5.92%       5.47%       5.47%

10-year                     5.67        5.05       5.18        5.18        4.90        4.90

5-year                     -6.32       -7.42      -7.01       -7.28       -6.99       -6.99

1-year                      4.65       -1.32       3.89       -1.11        3.88        2.88
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares 10 years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index consists of 1,000 largest U.S. companies based on total market capitalization. Lipper Growth Fund Index is generally representative of the average performance of the 30 largest growth funds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

Van Kampen Pace Fund is managed by the Adviser's U.S. Growth team.(1) Current members include Dennis Lynch and David Cohen, Managing Directors of the Adviser; and Sam Chainani, Executive Director of the Adviser.

MARKET CONDITIONS

During the 12 months ended June 30, 2005, the equity markets delivered uneven performance against a backdrop of uncertainty and changing investor sentiment. Although the economy continued to show signs of growth, investors were generally apprehensive through summer and early fall of 2004. Concerns centered around events in Iraq, the threat of terrorist attacks, skyrocketing oil prices, and the possibility of another protracted outcome to the U.S. presidential election. Sentiment improved as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive close. These factors helped set the stage for a stock rally in November and December.

After the brisk close to 2004, the U.S. equity market slowed its pace in 2005. Sentiment shifted and stocks retreated as investors sold shares to lock in gains. Against the backdrop of rising oil prices, mixed economic data, continued increases to the federal funds target rate, and the prospect of a global economic slowdown, investors worried about the prospect of "stagflation" (a climate marked by both stagnant growth and inflation). Anxiety increased as disappointing news from corporate bellwethers General Motors and Ford Motor cast a shadow across the auto and auto-related industries, and the market overall.

After reaching a low point in April, the market rebounded during the final two months of the period. Encouraging sales and payroll data, an upward revision of first-quarter gross domestic product and strengthening consumer confidence were among the factors that raised investor sentiment. Investors also seemed encouraged by merger and acquisition activity and by signals that the Federal Reserve might be nearing the end of its rate tightening cycle.

Broadly, large capitalization growth-oriented stocks trailed their value counterparts during the period, while mid- and small-cap issues outperformed larger caps.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 4.65 percent for the 12 months ended June 30, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark indexes, the Russell 1000 Growth Index and the Lipper Growth Fund Index, returned 1.68 percent and 5.21 percent for the period, respectively.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

-----------------------------------------------------------------------
                                    RUSSELL 1000    LIPPER GROWTH
                                       GROWTH           FUND
      CLASS A   CLASS B   CLASS C       INDEX           INDEX

       4.65%     3.89%     3.88%        1.68%           5.21%
-----------------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

During the reporting period, the fund benefited from stock selection across a variety of industries. Sector allocations further enhanced returns relative to the Russell 1000 Growth Index. Areas of strength included the health care, financial services and utilities sectors. Within the health care sector, stock selection in medical and dental instruments and supplies, and health care management services turned out to be advantageous. Biotechnology research and production companies also boosted overall returns. Moreover, the fund was underweighted in the health care sector; this positioning benefited performance relative to the Russell 1000 Growth Index. Within the fund's financial services stake, securities brokerage and services and multi-line insurance companies contributed positively. In the utilities area, our investment discipline led us to telecommunications and gas distributors which buoyed performance.

In contrast, areas of weakness during the period include consumer discretionary and technology stocks. Within consumer discretionary, stock selection in commercial services, retail companies, restaurants, casinos and gambling stocks detracted. (That said, the portfolio's consumer discretionary sector also included areas of strength, with consumer electronics and leisure time companies adding to returns relative to the Russell 1000 Growth benchmark.) As the technology sector struggled, the fund's holdings in computer services, software and systems hindered performance, as did communications technology and computer technology companies.

Throughout the reporting period, our investment process sought high-quality growth stocks that we believed would perform well regardless of market environment. Our intense fundamental research focused on uncovering companies with rising return on invested capital, strong free cash flow and risk/reward profiles which we believed to be attractive. We look forward to continuing to apply this rigorous investment process.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 6/30/05
Google, Inc., Class A                                             4.9%
Dell, Inc.                                                        3.8
UnitedHealth Group, Inc.                                          3.8
eBay, Inc.                                                        3.6
Carnival Corp.                                                    3.5
Costco Wholesale Corp.                                            3.2
America Movil SA de CV, Class L--ADR                              3.2
Sears Holdings Corp.                                              3.2
Apollo Group, Inc., Class A                                       3.0
Home Depot, Inc.                                                  3.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
Internet Software & Services                                      7.7%
Wireless Telecommunication Services                               6.1
Internet Retail                                                   5.0
Casinos & Gaming                                                  4.6
Computer Hardware                                                 3.8
Managed Health Care                                               3.8
Home Entertainment Software                                       3.6
Hotels, Resorts & Cruise Lines                                    3.5
Specialized Finance                                               3.4
Communications Equipment                                          3.3
Hypermarkets & Super Centers                                      3.2
Department Stores                                                 3.2
Education Services                                                3.0
Home Improvement Retail                                           3.0
Fertilizers & Agricultural Chemicals                              2.9
Oil & Gas Exploration & Production                                2.8
Biotechnology                                                     2.7
Health Care Equipment                                             2.7
Other Diversified Financial Services                              2.6
Health Care Supplies                                              2.1
Services                                                          2.1
Property & Casualty                                               1.8
Publishing                                                        1.8
Homebuilding                                                      1.6
Motorcycle Manufacturers                                          1.6
Tobacco                                                           1.6
Pharmaceuticals                                                   1.5
Semiconductors                                                    1.5
Gas Utilities                                                     1.3
Air Freight & Logistics                                           1.3
Diversified Metals & Mining                                       1.1
Personal Products                                                 1.1
Health Care Distributors                                          1.0
Data Processing & Outsourcing Services                            1.0
Insurance Brokers                                                 1.0
Advertising                                                       1.0
Restaurants                                                       1.0
Packaged Foods & Meats                                            1.0
Systems Software                                                  0.8
Household Products                                                0.7

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/05
                                       (continued from previous page)
Human Resources & Employment Services                             0.3
Health Care Services                                              0.0
                                                                -----
Total Long-Term Investments                                      99.1%
Short-Term Investments                                            0.1
Other Assets in Excess of Liabilities                             0.8
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/05 - 6/30/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/05           6/30/05       1/1/05-6/30/05
Class A
  Actual......................................    $1,000.00        $1,000.00          $4.86
  Hypothetical................................     1,000.00         1,019.99           4.91
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           996.61           8.66
  Hypothetical................................     1,000.00         1,016.09           8.75
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           996.62           8.66
  Hypothetical................................     1,000.00         1,016.09           8.75
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 1.75%, and 1.75% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team and the Fund's portfolio management strategy over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  99.1%
ADVERTISING  1.0%
Lamar Advertising Co., Class A (a)..........................    331,300    $   14,169,701
                                                                           --------------

AIR FREIGHT & LOGISTICS  1.3%
C.H. Robinson Worldwide, Inc. ..............................    309,160        17,993,112
                                                                           --------------

BIOTECHNOLOGY  2.7%
Genentech, Inc. (a).........................................    474,700        38,108,916
                                                                           --------------

CASINOS & GAMING  4.6%
International Game Technology...............................  1,221,700        34,390,855
Station Casinos, Inc. ......................................    249,200        16,546,880
Wynn Resorts, Ltd. (a)......................................    271,230        12,821,042
                                                                           --------------
                                                                               63,758,777
                                                                           --------------
COMMUNICATIONS EQUIPMENT  3.3%
Corning, Inc. (a)...........................................    859,500        14,284,890
QUALCOMM, Inc. .............................................    962,645        31,776,911
                                                                           --------------
                                                                               46,061,801
                                                                           --------------
COMPUTER HARDWARE  3.8%
Dell, Inc. (a)..............................................  1,339,600        52,927,596
                                                                           --------------

DATA PROCESSING & OUTSOURCING SERVICES  1.0%
Paychex, Inc. ..............................................    441,130        14,354,370
                                                                           --------------

DEPARTMENT STORES  3.2%
Sears Holdings Corp. (a)....................................    296,300        44,406,481
                                                                           --------------

DIVERSIFIED METALS & MINING  1.2%
Cameco Corp. (Canada).......................................    354,900        15,881,775
                                                                           --------------

EDUCATION SERVICES  3.0%
Apollo Group, Inc., Class A (a).............................    539,300        42,184,046
                                                                           --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  2.9%
Monsanto Co. ...............................................    644,100        40,494,567
                                                                           --------------

GAS UTILITIES  1.3%
Questar Corp. ..............................................    281,700        18,564,030
                                                                           --------------

HEALTH CARE DISTRIBUTORS  1.0%
Patterson Co., Inc. (a).....................................    319,500        14,403,060
                                                                           --------------

HEALTH CARE EQUIPMENT  2.7%
Guidant Corp. ..............................................    218,200        14,684,860
St. Jude Medical, Inc. (a)..................................    522,900        22,803,669
                                                                           --------------
                                                                               37,488,529
                                                                           --------------

See Notes to Financial Statements                                             13

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
HEALTH CARE SERVICES  0.0%
Medco Health Solutions, Inc. (a)............................          1    $           53
                                                                           --------------

HEALTH CARE SUPPLIES  2.2%
Alcon, Inc. (Switzerland)...................................    273,700        29,929,095
                                                                           --------------

HOME ENTERTAINMENT SOFTWARE  3.6%
Electronic Arts, Inc. (a)...................................    721,100        40,821,471
Shanda Interactive Entertainment, Ltd.--ADR (China) (a).....    264,200         9,719,918
                                                                           --------------
                                                                               50,541,389
                                                                           --------------
HOME IMPROVEMENT RETAIL  3.0%
Home Depot, Inc. ...........................................  1,071,650        41,687,185
                                                                           --------------

HOMEBUILDING  1.5%
Pulte Homes, Inc. ..........................................    253,200        21,332,100
                                                                           --------------

HOTELS, RESORTS & CRUISE LINES  3.5%
Carnival Corp. .............................................    896,700        48,914,985
                                                                           --------------

HOUSEHOLD PRODUCTS  0.7%
Procter & Gamble Co. .......................................    188,560         9,946,540
                                                                           --------------

HUMAN RESOURCES & EMPLOYMENT SERVICES  0.3%
Monster Worldwide, Inc. (a).................................    138,900         3,983,652
                                                                           --------------

HYPERMARKETS & SUPER CENTERS  3.3%
Costco Wholesale Corp. .....................................  1,007,900        45,174,078
                                                                           --------------

INSURANCE BROKERS  1.0%
Marsh & McLennan Co., Inc. .................................    511,700        14,174,090
                                                                           --------------

INTERNET RETAIL  5.0%
Amazon.com, Inc. (a)........................................    569,600        18,842,368
eBay, Inc. (a)..............................................  1,523,990        50,306,910
                                                                           --------------
                                                                               69,149,278
                                                                           --------------
INTERNET SOFTWARE & SERVICES  7.7%
Google, Inc., Class A (a)...................................    230,070        67,675,091
Yahoo!, Inc. (a)............................................  1,151,060        39,884,229
                                                                           --------------
                                                                              107,559,320
                                                                           --------------
MANAGED HEALTH CARE  3.8%
UnitedHealth Group, Inc. ...................................  1,008,840        52,600,918
                                                                           --------------

MOTORCYCLE MANUFACTURERS  1.5%
Harley-Davidson, Inc. ......................................    428,000        21,228,800
                                                                           --------------

OIL & GAS EXPLORATION & PRODUCTION  2.8%
Ultra Petroleum Corp. (a)...................................  1,297,720        39,398,779
                                                                           --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES  2.6%
Brascan Corp., Class A (Canada).............................    584,700    $   22,312,152
Citigroup, Inc. ............................................    299,576        13,849,398
                                                                           --------------
                                                                               36,161,550
                                                                           --------------
PACKAGED FOODS & MEATS  1.0%
WM. Wrigley Jr. Co. ........................................    202,500        13,940,100
                                                                           --------------

PERSONAL PRODUCTS  1.1%
Gillette Co. ...............................................    309,600        15,675,048
                                                                           --------------

PHARMACEUTICALS  1.5%
Johnson & Johnson...........................................    320,070        20,804,550
                                                                           --------------

PROPERTY & CASUALTY  1.8%
Berkshire Hathaway, Inc., Class B (a).......................      9,097        25,321,500
                                                                           --------------

PUBLISHING  1.8%
Getty Images, Inc. (a)......................................    330,000        24,505,800
                                                                           --------------

RESTAURANTS  1.0%
Starbucks Corp. (a).........................................    272,700        14,087,682
                                                                           --------------

SEMICONDUCTORS  1.5%
Marvell Technology Group, Ltd. (Bermuda) (a)................    538,940        20,501,278
                                                                           --------------

SERVICES  2.1%
Corporate Executive Board Co. ..............................    375,100        29,381,583
                                                                           --------------

SPECIALIZED FINANCE  3.4%
Chicago Mercantile Exchange.................................    104,040        30,743,820
Moody's Corp. ..............................................    359,980        16,184,701
                                                                           --------------
                                                                               46,928,521
                                                                           --------------
SYSTEMS SOFTWARE  0.8%
Red Hat, Inc. (a)...........................................    831,800        10,896,580
                                                                           --------------

TOBACCO  1.5%
Altria Group, Inc. .........................................    323,400        20,911,044
                                                                           --------------

WIRELESS TELECOMMUNICATION SERVICES  6.1%
America Movil SA de CV, Class L--ADR (Mexico)...............    754,100        44,951,901
Crown Castle International Corp. (a)........................    933,956        18,977,986
Nextel Communications, Inc., Class A (a)....................    658,600        21,279,366
                                                                           --------------
                                                                               85,209,253
                                                                           --------------
TOTAL LONG-TERM INVESTMENTS  99.1%
(Cost $1,281,634,835)...................................................    1,380,741,512

See Notes to Financial Statements                                             15

VAN KAMPEN PACE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 continued

DESCRIPTION                                                                    VALUE
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  0.1%
State Street Bank & Trust Co. ($894,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.25%, dated 06/30/05, to be sold on 07/01/05 at $894,081)
  (Cost $894,000).......................................................   $      894,000
                                                                           --------------
TOTAL INVESTMENTS  99.2%
  (Cost $1,282,528,835).................................................    1,381,635,512
                                                                           --------------
OTHER ASSETS IN EXCESS OF LIABILITIES  0.8%.............................       11,274,522
                                                                           --------------

NET ASSETS  100.0%......................................................   $1,392,910,034
                                                                           ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 16                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005

ASSETS:
Total Investments (Cost $1,282,528,835).....................  $1,381,635,512
Cash........................................................             591
Receivables:
  Investments Sold..........................................      37,621,624
  Dividends and Interest....................................         404,929
  Fund Shares Sold..........................................         235,472
Other.......................................................         339,809
                                                              --------------
    Total Assets............................................   1,420,237,937
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      23,502,311
  Fund Shares Repurchased...................................       1,540,011
  Distributor and Affiliates................................         887,839
  Investment Advisory Fee...................................         561,249
Accrued Expenses............................................         421,713
Trustees' Deferred Compensation and Retirement Plans........         414,780
                                                              --------------
    Total Liabilities.......................................      27,327,903
                                                              --------------
NET ASSETS..................................................  $1,392,910,034
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,592,345,762
Net Unrealized Appreciation.................................      99,106,748
Accumulated Undistributed Net Investment Income.............        (396,995)
Accumulated Net Realized Loss...............................    (298,145,481)
                                                              --------------
NET ASSETS..................................................  $1,392,910,034
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,353,569,856 and 148,231,390 shares of
    beneficial interest issued and outstanding).............  $         9.13
    Maximum sales charge (5.75%* of offering price).........             .56
                                                              --------------
    Maximum offering price to public........................  $         9.69
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $34,663,188 and 3,936,413 shares of
    beneficial interest issued and outstanding).............  $         8.81
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $4,676,990 and 529,054 shares of
    beneficial interest issued and outstanding).............  $         8.84
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended June 30, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $110,615)....  $ 16,651,757
Interest....................................................       298,379
                                                              ------------
    Total Income............................................    16,950,136
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     6,926,628
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $3,358,456, $397,024 and $53,738,
  respectively).............................................     3,809,218
Shareholder Services........................................     2,834,094
Custody.....................................................       145,146
Legal.......................................................       109,150
Trustees' Fees and Related Expenses.........................        40,486
Other.......................................................       679,572
                                                              ------------
    Total Expenses..........................................    14,544,294
    Less Credits Earned on Cash Balances....................        41,817
                                                              ------------
    Net Expenses............................................    14,502,477
                                                              ------------
NET INVESTMENT INCOME.......................................  $  2,447,659
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(10,728,621)
  Foreign Currency Transactions.............................          (357)
                                                              ------------
Net Realized Loss...........................................   (10,728,978)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    33,375,621
                                                              ------------
  End of the Period:
    Investments.............................................    99,106,677
    Foreign Currency Translation............................            71
                                                              ------------
                                                                99,106,748
                                                              ------------
Net Unrealized Appreciation During the Period...............    65,731,127
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 55,002,149
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 57,449,808
                                                              ============

 18                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE          FOR THE
                                                            YEAR ENDED       YEAR ENDED
                                                          JUNE 30, 2005    JUNE 30, 2004
                                                          -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................  $    2,447,659   $      366,370
Net Realized Gain/Loss..................................     (10,728,978)     213,190,849
Net Unrealized Appreciation/Depreciation During the
  Period................................................      65,731,127      (26,382,122)
                                                          --------------   --------------
Change in Net Assets from Operations....................      57,449,808      187,175,097
                                                          --------------   --------------

Distributions from Net Investment Income:
  Class A Shares........................................      (4,277,854)      (3,986,525)
  Class B Shares........................................             -0-              -0-
  Class C Shares........................................             -0-              -0-
                                                          --------------   --------------
Total Distributions.....................................      (4,277,854)      (3,986,525)
                                                          --------------   --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      53,171,954      183,188,572
                                                          --------------   --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      25,871,261       51,515,865
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................       4,046,978        3,765,666
Cost of Shares Repurchased..............................    (264,348,629)    (250,250,406)
                                                          --------------   --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......    (234,430,390)    (194,968,875)
                                                          --------------   --------------
TOTAL DECREASE IN NET ASSETS............................    (181,258,436)     (11,780,303)
NET ASSETS:
Beginning of the Period.................................   1,574,168,470    1,585,948,773
                                                          --------------   --------------
End of the Period (Including accumulated undistributed
  net investment income of ($396,995) and ($410,070),
  respectively).........................................  $1,392,910,034   $1,574,168,470
                                                          ==============   ==============

See Notes to Financial Statements                                             19

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED JUNE 30,
CLASS A SHARES                       --------------------------------------------------------------
                                       2005        2004              2003        2002        2001
                                     --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $   8.75    $   7.81          $   8.08    $  10.09    $  13.63
                                     --------    --------          --------    --------    --------
  Net Investment Income............       .02(b)      -0-(b)(c)         .03         .03         .04
  Net Realized and Unrealized
    Gain/Loss......................       .39         .96              (.28)      (2.00)      (2.86)
                                     --------    --------          --------    --------    --------
Total from Investment Operations...       .41         .96              (.25)      (1.97)      (2.82)
                                     --------    --------          --------    --------    --------
Less:
  Distributions from Net Investment
    Income.........................       .03         .02               .02         .04         .08
  Distributions from Net Realized
    Gain...........................       -0-         -0-               -0-         -0-         .64
                                     --------    --------          --------    --------    --------
Total Distributions................       .03         .02               .02         .04         .72
                                     --------    --------          --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD...........................  $   9.13    $   8.75          $   7.81    $   8.08    $  10.09
                                     ========    ========          ========    ========    ========

Total Return (a)...................     4.65%      12.32%            -3.10%     -19.57%     -21.23%
Net Assets at End of the Period (In
  millions)........................  $1,353.6    $1,515.6          $1,530.3    $1,798.4    $2,505.0
Ratio of Expenses to Average Net
  Assets...........................      .99%        .98%             1.00%        .92%        .87%
Ratio of Net Investment Income to
  Average Net Assets...............      .20%        .05%              .32%        .33%        .30%
Portfolio Turnover.................      154%        171%               48%         93%        117%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) Amount is less than $.01 per share.

 20                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED JUNE 30,
CLASS B SHARES                            ---------------------------------------------------
                                          2005        2004        2003      2002       2001
                                          ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................  $8.48      $ 7.61      $ 7.91    $  9.91    $ 13.40
                                          -----      ------      ------    -------    -------
  Net Investment Loss...................   (.05)(b)    (.06)(b)    (.04)      (.04)      (.05)
  Net Realized and Unrealized
    Gain/Loss...........................    .38         .93        (.26)     (1.96)     (2.80)
                                          -----      ------      ------    -------    -------
Total from Investment Operations........    .33         .87        (.30)     (2.00)     (2.85)
Less Distributions from Net Realized
  Gain..................................    -0-         -0-         -0-        -0-        .64
                                          -----      ------      ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD......  $8.81      $ 8.48      $ 7.61    $  7.91    $  9.91
                                          =====      ======      ======    =======    =======

Total Return (a)........................  3.89%      11.43%      -3.79%    -20.18%    -21.79%
Net Assets at End of the Period (In
  millions).............................  $34.7      $ 50.5      $ 49.3    $  58.3    $  89.8
Ratio of Expenses to Average Net
  Assets................................  1.76%       1.74%       1.76%      1.68%      1.56%
Ratio of Net Investment Loss to Average
  Net Assets............................  (.57%)      (.71%)      (.44%)     (.43%)     (.40%)
Portfolio Turnover......................   154%        171%         48%        93%       117%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5% charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             21

VAN KAMPEN PACE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED JUNE 30,
CLASS C SHARES                            ---------------------------------------------------
                                          2005        2004        2003      2002       2001
                                          ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................  $8.51      $ 7.63      $ 7.94    $  9.94    $ 13.43
                                          -----      ------      ------    -------    -------
  Net Investment Loss...................   (.05)(b)    (.06)(b)    (.05)      (.04)      (.03)
  Net Realized and Unrealized
    Gain/Loss...........................    .38         .94        (.26)     (1.96)     (2.82)
                                          -----      ------      ------    -------    -------
Total from Investment Operations........    .33         .88        (.31)     (2.00)     (2.85)
Less Distributions from Net Realized
  Gain..................................    -0-         -0-         -0-        -0-        .64
                                          -----      ------      ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD......  $8.84      $ 8.51      $ 7.63    $  7.94    $  9.94
                                          =====      ======      ======    =======    =======

Total Return (a)........................  3.88%      11.53%      -3.90%    -20.12%    -21.75%
Net Assets at End of the Period (In
  millions).............................  $ 4.7      $  8.1      $  6.4    $   7.7    $  12.2
Ratio of Expenses to Average Net
  Assets................................  1.76%       1.74%       1.76%      1.68%      1.45%
Ratio of Net Investment Loss to Average
  Net Assets............................  (.57%)      (.71%)      (.44%)     (.43%)     (.29%)
Portfolio Turnover......................   154%        171%         48%        93%       117%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 22                                            See Notes to Financial Statements

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pace Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth by investing principally in common stock. The Fund commenced investment operations on July 22, 1969. The distribution of the Fund's Class B and Class C shares commenced on January 10, 1992 and August 27, 1993, respectively. The Fund registered Class I Shares on September 1, 2004. There were no sales of Class I Shares for the period ended June 30, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $271,133,516, which will expire according to the following schedule.

AMOUNT                                                         EXPIRATION
$ 44,138,366................................................  June 30, 2010
 226,995,150................................................  June 30, 2011

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,283,905,671
                                                              ==============
Gross tax unrealized appreciation...........................  $  148,645,599
Gross tax unrealized depreciation...........................     (50,915,758)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   97,729,841
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of gains on future transactions are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended June 30, 2005 and 2004 was as follows:

                                                                 2005          2004
Distributions paid from:
  Ordinary income...........................................  $4,277,854    $3,986,525
  Long-term capital gain....................................         -0-           -0-
                                                              ----------    ----------
                                                              $4,277,854    $3,986,525
                                                              ==========    ==========

    Due to inherent differences in the recognition of income, expenses, and realized gains/ losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to the gains recognized for tax purposes but not book purposes and the Fund's investment in other regulated investment companies totaling $22,381 and $3,211, respectively, were reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax difference relating to the recognition of net realized losses on foreign currency transactions totaling $357 was

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

reclassified from accumulated net realized loss to accumulated undistributed net investment income. Additionally, a permanent book and tax difference relating to distributions in excess of book income for the fiscal year 2005 totaling $1,869,219 was reclassified from accumulated undistributed net investment income to capital.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions and post October 31 losses, in the amount of $25,635,219 which are not recognized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the year ended June 30, 2005, the Fund's custody fee was reduced by $41,817 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gains and losses on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .50%
Next $1 billion.............................................     .45%
Next $1 billion.............................................     .40%
Over $3 billion.............................................     .35%

    For the year ended June 30, 2005, the Fund recognized expenses of approximately $100,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended June 30, 2005, the Fund recognized expenses of approximately $68,900, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended June 30, 2005, the Fund

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

recognized expenses of approximately $2,135,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $277,366 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2005. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At June 30, 2005, capital aggregated $1,515,902,335, $66,822,391 and $9,621,036 for Classes A, B, and C, respectively. For the year ended June 30, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    2,498,585    $  21,511,522
  Class B...................................................      447,678        3,716,113
  Class C...................................................       76,386          643,626
                                                              -----------    -------------
Total Sales.................................................    3,022,649    $  25,871,261
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      454,194    $   4,046,978
  Class B...................................................          -0-              -0-
  Class C...................................................          -0-              -0-
                                                              -----------    -------------
Total Dividend Reinvestment.................................      454,194    $   4,046,978
                                                              ===========    =============
Repurchases:
  Class A...................................................  (27,920,461)   $(240,208,131)
  Class B...................................................   (2,465,584)     (20,125,269)
  Class C...................................................     (498,237)      (4,015,229)
                                                              -----------    -------------
Total Repurchases...........................................  (30,884,282)   $(264,348,629)
                                                              ===========    =============

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

    At June 30, 2004, capital aggregated $1,732,368,393, $83,278,063 and
$12,998,915 for Classes A, B, and C, respectively. For the year ended June 30, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    4,486,432    $  37,331,757
  Class B...................................................    1,322,219       10,789,206
  Class C...................................................      413,361        3,394,902
                                                              -----------    -------------
Total Sales.................................................    6,222,012    $  51,515,865
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      453,149    $   3,765,666
  Class B...................................................          -0-              -0-
  Class C...................................................          -0-              -0-
                                                              -----------    -------------
Total Dividend Reinvestment.................................      453,149    $   3,765,666
                                                              ===========    =============
Repurchases:
  Class A...................................................  (27,674,359)   $(232,537,612)
  Class B...................................................   (1,845,381)     (15,266,531)
  Class C...................................................     (296,591)      (2,446,263)
                                                              -----------    -------------
Total Repurchases...........................................  (29,816,331)   $(250,250,406)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon will automatically convert to Class A Shares after the eighth year following purchase. Class B Shares purchased before June 1, 1996, and any dividend reinvestment Class B Shares received thereon automatically convert to Class A Shares after the sixth year following purchase. For the years ended June 30, 2005 and 2004, 466,320 and 53,955 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended June 30, 2005 and 2004, 60,152 and 962 Class C Shares converted to Class A Shares, respectively. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended June 30, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $62,300 and CDSC on redeemed shares of approximately $45,500. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,187,013,946 and $2,432,631,807, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for the Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $32,900 and $13,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended June 30, 2005 are payments retained by Van Kampen of approximately $450,200 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $123,900.

VAN KAMPEN PACE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 continued

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN PACE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Pace Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Pace Fund (the "Fund"), including the portfolio of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Pace Fund at June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                  August 9, 2005

VAN KAMPEN PACE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following is furnished with respect to the distributions paid by the Fund during its taxable year ended June 30, 2005. For corporate shareholders, 100% of the distributions qualify for the dividend received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum of $4,277,854 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN PACE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             82       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (66)            Trustee      Trustee     Prior to January 1999,         80       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN PACE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)               Trustee      Trustee     President of CAC, L.L.C.,      82       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

VAN KAMPEN PACE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            80       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (53)           Trustee      Trustee     Director and President of      80       Trustee/Director/Managing
1744 R Street, NW                            since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (69)              Trustee      Trustee     Prior to 1998, President       82       Trustee/Director/Managing
736 North Western Avenue                     since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                             Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                    Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN PACE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)             Trustee      Trustee     President of Nelson            80       Trustee/Director/Managing
423 Country Club Drive                       since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (64)       Trustee      Trustee     President Emeritus and         82       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (63)  Trustee      Trustee     Chief Communications           80       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN PACE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (52)         Trustee and  Trustee     President of funds in the      80       Trustee/Director/Managing
1221 Avenue of the Americas     President    since       Fund Complex. Chairman,                 General Partner of funds
New York, NY 10020                           1999;       President, Chief                        in the Fund Complex.
                                             President   Executive Officer and
                                             since 2002  Director of the Adviser
                                                         and Van Kampen Advisors
                                                         Inc. since December 2002.
                                                         Chairman, President and
                                                         Chief Executive Officer
                                                         of Van Kampen Investments
                                                         since December 2002.
                                                         Director of Van Kampen
                                                         Investments since
                                                         December 1999. Chairman
                                                         and Director of Van
                                                         Kampen Funds Inc. since
                                                         December 2002. President,
                                                         Director and Chief
                                                         Operating Officer of
                                                         Morgan Stanley Investment
                                                         Management since December
                                                         1998. President and
                                                         Director since April 1997
                                                         and Chief Executive
                                                         Officer since June 1998
                                                         of Morgan Stanley
                                                         Investment Advisors Inc.
                                                         and Morgan Stanley
                                                         Services Company Inc.
                                                         Chairman, Chief Executive
                                                         Officer and Director of
                                                         Morgan Stanley
                                                         Distributors Inc. since
                                                         June 1998. Chairman since
                                                         June 1998, and Director
                                                         since January 1998 of
                                                         Morgan Stanley Trust.
                                                         Director of various
                                                         Morgan Stanley
                                                         subsidiaries. President
                                                         of the Morgan Stanley
                                                         Funds since May 1999.
                                                         Previously Chief
                                                         Executive Officer of Van
                                                         Kampen Funds Inc. from
                                                         December 2002 to July
                                                         2003, Chief Strategic
                                                         Officer of Morgan Stanley
                                                         Investment Advisors Inc.
                                                         and Morgan Stanley
                                                         Services Company Inc. and
                                                         Executive Vice President
                                                         of Morgan Stanley
                                                         Distributors Inc. from
                                                         April 1997 to June 1998.
                                                         Chief Executive Officer
                                                         from September 2002 to
                                                         April 2003 and Vice
                                                         President from May 1997
                                                         to April 1999 of the
                                                         Morgan Stanley Funds.

VAN KAMPEN PACE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)    Trustee      Trustee     Advisory Director of           82       Trustee/Director/Managing
1221 Avenue of the Americas                  since 1999  Morgan Stanley. Prior to                General Partner of funds
New York, NY 10020                                       December 2002, Chairman,                in the Fund Complex.
                                                         Director, President,
                                                         Chief Executive Officer
                                                         and Managing Director of
                                                         Van Kampen Investments
                                                         and its investment
                                                         advisory, distribution
                                                         and other subsidiaries.
                                                         Prior to December 2002,
                                                         President and Chief
                                                         Executive Officer of
                                                         funds in the Fund
                                                         Complex. Prior to May
                                                         1998, Executive Vice
                                                         President and Director of
                                                         Marketing at Morgan
                                                         Stanley and Director of
                                                         Dean Witter, Discover &
                                                         Co. and Dean Witter
                                                         Realty. Prior to 1996,
                                                         Director of Dean Witter
                                                         Reynolds Inc.

Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        82       Trustee/Director/Managing
333 West Wacker Drive                        since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN PACE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
NAME, AGE AND                       HELD WITH             TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)       Executive Vice            Officer     Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas  President and             since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020           Principal Executive                   Chairman of Investor Services. Managing Director of Morgan
                             Officer                               Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

Joseph J. McAlinden (62)     Executive Vice President  Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  and Chief Investment      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Officer                               Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Amy R. Doberman (43)         Vice President            Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (38)       Vice President            Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas  and Secretary             since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

VAN KAMPEN PACE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
NAME, AGE AND                       HELD WITH             TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)        Chief Compliance Officer  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza                                       since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (36)        Chief Financial Officer   Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas  and Treasurer             since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Pace Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  14, 114, 214
                                                                 PACE ANR 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01939P-Y06/05

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005. All three editions of Exhibit B are attached.

(d) Not applicable.

(e) Not applicable.

(f)

        (1)      The Fund's Code of Ethics is attached hereto as Exhibit 12A.
        (2)      Not applicable.
        (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2005

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $64,600               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $0                    $300,000(2)
                        TAX FEES...................         $2,000(3)             $100,829(4)
                        ALL OTHER FEES...........           $0                    $204,000(5)
              TOTAL NON-AUDIT FEES..........                $2,000                $604,829

              TOTAL..............................           $66,600               $604,829


           2004

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $61,630               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $0                    $139,500(2)
                        TAX FEES..................          $1,370(3)             $51,314(4)
                        ALL OTHER FEES...........           $0                    $215,160(6)
              TOTAL NON-AUDIT FEES.........                 $1,370                $405,974

              TOTAL..............................           $63,000               $405,974

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 20041


1.STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.2

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3. AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -     Van Kampen Investments Inc.
         -     Van Kampen Asset Management
         -     Van Kampen Advisors Inc.
         -     Van Kampen Funds Inc.
         -     Van Kampen Investor Services Inc.
         -     Morgan Stanley Investment Management Inc.
         -     Morgan Stanley Trust Company
         -     Morgan Stanley Investment Management Ltd.
         -     Morgan Stanley Investment Management Company
         -     Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal
Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pace Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005